Other reserves	6 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Other reserves	Other reserves

	As at 30.06.25	As at 31.12.24
	£m	£m
Currency translation reserve	2,038	3,690
Fair value through other comprehensive income reserve	(1,316)	(1,681)
Cash flow hedging reserve	(1,333)	(2,448)
Own credit reserve	(540)	(1,059)
Other reserves	198	196
Total	(953)	(1,302)
Currency translation reserve
The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.
As at 30 June 2025, there was a cumulative gain of £2,038m (December 2024: £3,690m gain) in the currency translation reserve, a loss during the period of £1,652m (December 2024: £93m loss). This principally reflects GBP appreciation against USD during the period.
Fair value through other comprehensive income reserve
The fair value through other comprehensive income reserve represents the cumulative unrealised gains and losses on fair value through other comprehensive income investments since initial recognition.
As at 30 June 2025, there was a cumulative loss of £1,316m (December 2024: £1,681m loss) in the fair value through other comprehensive income reserve. The gain during the period of £365m (2024: £474m loss) was principally driven by a £427m gain (2024: £522m loss) from the movement in fair value of bonds due to changes in bond yields and net loss of £82m (2024: £134m gain) transferred to the income statement and a tax charge of £141m (2024: tax credit £181m).
Cash flow hedging reserve
The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.
As at 30 June 2025, there was a cumulative loss of £1,333m (December 2024: £2,448m loss) in the cash flow hedging reserve. The £1,115m gain in the period (2024: £447m gain) is principally driven by £911m gain (2024: £1,142m loss) from fair value movements on interest rate swaps as major interest rate forward curves decreased (2024: increased), £628m of accumulated losses transferred to the income statement (2024: £1,699m losses) and a tax charge of £431m (2024: tax charge of £154m).
Own credit reserve
The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.
As at 30 June 2025, there was a cumulative loss of £540m (December 2024: £1,059m loss) in the own credit reserve and a gain during the period of £519m (2024: £819m loss). This principally reflects a £709m gain (2024: £1,131m loss) from the widening of credit spreads partially offset by a tax charge of £194m (2024: tax credit of £309m).
Other reserves
As at 30 June 2025, there was a cumulative gain of £198m (December 2024: £196m gain) in other reserves.